Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B

Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	24
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$275,577,609.30	0.6393912	$245,129,941.09	0.5687470	$30,447,668.21
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$544,737,609.30	0.3623950	$514,289,941.09	0.3421392	$30,447,668.21

Weighted Avg. Coupon (WAC)	3.47%		3.47%
Weighted Avg. Remaining Maturity (WARM)	34.71		33.90
Pool Receivables Balance	$577,562,580.37		$546,485,276.32
Remaining Number of Receivables	53,008		51,720

Adjusted Pool Balance	$567,455,585.29		$537,007,917.08

III. COLLECTIONS

Principal:
Principal Collections	$30,523,186.59
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$488,380.77
Total Principal Collections	$31,011,567.36

Interest:
Interest Collections	$1,644,260.03
Late Fees & Other Charges	$76,489.16
Interest on Repurchase Principal	$-
Total Interest Collections	$1,720,749.19

Collection Account Interest	$2,186.39
Reserve Account Interest	$267.87
Servicer Advances	$-

Total Collections	$32,734,770.81

Hyundai Auto Receivables Trust 2013-B

Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	24
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$32,734,770.81
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$32,734,770.81

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$481,302.15		$481,302.15	$481,302.15
Collection Account Interest					$2,186.39
Late Fees & Other Charges					$76,489.16
Total due to Servicer					$559,977.70

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$163,050.09		$163,050.09
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$304,189.17		$304,189.17	$304,189.17

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$31,710,543.77

9. Regular Principal Distribution Amount:					$30,447,668.21

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$30,447,668.21
Class A-4 Notes				$-
Class A Notes Total:		$30,447,668.21		$30,447,668.21
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$30,447,668.21		$30,447,668.21

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,262,875.56

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$10,106,995.08
Beginning Period Amount	$10,106,995.08
Current Period Amortization	$629,635.84
Ending Period Required Amount	$9,477,359.24
Ending Period Amount	$9,477,359.24
Next Distribution Date Required Amount	$8,874,854.03

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	4.00%	4.23%	4.23%

Hyundai Auto Receivables Trust 2013-B

Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	24
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.47%	50,928	97.86%	$534,798,939.78
30 - 60 Days	1.22%	629	1.70%	$9,280,601.75
61 - 90 Days	0.26%	133	0.35%	$1,927,855.58
91 + Days	0.06%	30	0.09%	$477,879.21
		51,720		$546,485,276.32
Total
Delinquent Receivables 61 + days past due	0.32%	163	0.44%	$2,405,734.79
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.29%	156	0.40%	$2,318,155.07
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.24%	128	0.31%	$1,907,209.30
Three-Month Average Delinquency Ratio	0.28%		0.38%

Repossession in Current Period		39		$627,397.38
Repossession Inventory		77		$467,255.27

Charge-Offs
Gross Principal of Charge-Off for Current Period				$554,117.46
Recoveries				$(488,380.77)
Net Charge-offs for Current Period				$65,736.69

Beginning Pool Balance for Current Period				$577,562,580.37

Net Loss Ratio				0.14%
Net Loss Ratio for 1st Preceding Collection Period				0.33%
Net Loss Ratio for 2nd Preceding Collection Period				-0.04%
Three-Month Average Net Loss Ratio for Current Period				0.14%

Cumulative Net Losses for All Periods				$12,378,512.67
Cumulative Net Losses as a % of Initial Pool Balance				0.80%

Principal Balance of Extensions				$2,557,071.30
Number of Extensions				164